Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Aggregate Carrying And Approximate Market Values Of Available-For-Sale Securities

	December 31, 2012				December 31, 2011
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available-for-sale:
U.S. Treasuries and U.S.
government agencies	$3,792	$96	$-	$3,888	$5,868	$173	$-	$6,041
Obligations of states and
political subdivisions	47,293	1,651	15	48,929	55,262	1,561	21	56,802
Mortgage-backed securities:
U.S. government agencies	279,336	7,231	85	286,482	220,815	6,966	168	227,613
Private label	3,235	37	-	3,272	5,117	45	6	5,156
Trust preferred
securities	15,402	55	2,812	12,645	48,951	941	4,735	45,157
Corporate securities	16,152	207	412	15,947	16,226	160	1,988	14,398
Total Debt Securities	365,210	9,277	3,324	371,163	352,239	9,846	6,918	355,167
Marketable equity securities	3,381	804	-	4,185	4,318	-	465	3,853
Investment funds	1,724	50	-	1,774	1,724	39	-	1,763
Total Securities
Available-for-Sale	$370,315	$10,131	$3,324	$377,122	$358,281	$9,885	$7,383	$360,783

Aggregate Carrying And Approximate Market Values Of Held-To-Maturity Securities

	December 31, 2012				December 31, 2011
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities held-to-maturity
Trust preferred securities	$13,454	$465	$58	$13,861	$23,458	$675	$710	$23,423
Total Securities
Held-to-Maturity	$13,454	$465	$58	$13,861	$23,458	$675	$710	$23,423

Other investment securities:
Non-marketable equity securities	$11,463	$-	$-	$11,463	$11,934	$-	$-	$11,934
Total Other Investment
Securities	$11,463	$-	$-	$11,463	$11,934	$-	$-	$11,934

Gross Unrealized Losses And Fair Value Of Investments

	December 31, 2012
	Less Than Twelve Months		Twelve Months or Greater		Total
(In thousands)	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss

Securities available-for-sale:
Obligations of states and political subdivisions	$1,163	$15	$-	$-	$1,163	$15
Mortgage-backed securities:
U.S. Government agencies	16,225	85	-	-	16,225	85
Trust preferred securities	348	51	5,836	2,761	6,184	2,812
Corporate securities	1,950	49	4,344	363	6,294	412
Total	$19,686	$200	$10,180	$3,124	$29,866	$3,324

Securities held-to-maturity:
Trust preferred securities	$-	$-	$3,380	$58	$3,380	$58

	December 31, 2011
	Less Than Twelve Months		Twelve Months or Greater		Total
(In thousands)	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss

Securities available-for-sale:
Obligations of states and political subdivisions	$992	$11	$394	$10	$1,386	$21
Mortgage-backed securities:
U.S. Government agencies	-	-	4,333	168	4,333	168
Private label	3,236	6	-	-	3,236	6
Trust preferred securities	6,724	520	5,402	4,215	12,126	4,735
Corporate securities	1,791	241	4,941	1,747	6,732	1,988
Marketable equity securities	3,810	465	-	-	3,810	465
Total	$16,553	$1,243	$15,070	$6,140	$31,623	$7,383

Securities held-to-maturity:
Trust preferred securities	$4,823	$212	$8,219	$498	$13,042	$710

Credit Loss Component Of OTTI On Debt Securities Recognized In Earnings

(In thousands)	Debt Securities	Equity Securities	Total

Balance at January 1, 2011	$20,893	$5,130	$26,023
Additions:
Initial credit impairment	-	-	-
Additional credit impairment	355	918	1,273
Deductions:
Called	(638)	-	(638)
Balance December 31, 2011	20,610	6,048	26,658
Additions:
Initial credit impairment	-	-	-
Additional credit impairment	576	-	576
Deductions:
Sold	-	(1,235)	(1,235)
Balance December 31, 2012	$21,186	$4,813	$25,999

Additional Information Of Trust Preferred Securities With Credit Rating Below Investment Grade

(Dollars in thousands)

Deal Name	Type	Class	Original Cost	Amortized Cost	Fair Value	Difference (1)	Lowest Credit Rating	# of issuers currently performing	Actual deferrals/defaults (as a % of original dollar)	Expected deferrals/defaults (as a % of remaining of performing collateral)		Excess Subordination as a Percentage of Current Performing Collateral (4)
	Pooled trust preferred securities:
	Available for Sale:
P1	Pooled	Mezz	$ 1,115	$ 451	$ 248	(203)	Ca	12	22.8%	17.1%	(2)	33.3%
P2	Pooled	Mezz	3,944	1,197	871	(326)	Ca	12	25.9%	18.9%	(2)	8.8%
P3(5)	Pooled	Mezz	2,962	1,419	367	(1,052)	Caa3	22	24.5%	8.2%	(2)	12.3%
P4(6)	Pooled	Mezz	4,060	400	348	(52)	Ca	10	19.2%	8.2%	(3)	21.0%
P5	Pooled	Mezz	5,872	826	376	(450)	Ca	14	26.0%	22.0%	(2)	20.8%

	Held-to-Maturity:
P6	Pooled	Mezz	2,158	255	496	241	Ca	12	22.8%	17.1%	(2)	33.3%
P7	Pooled	Mezz	5,237	1,075	1,161	86	Ca	12	25.9%	18.9%	(2)	8.8%

	Single issuer trust preferred securities
	Available for sale:
S1	Single		261	235	174	(61)	NR	1	-	-
S2	Single		1,000	1,000	1,018	18	Ba3	1	-	-

	Held-to-Maturity:
S3	Single		4,000	4,000	4,000	-	NR	1	-	-
S4	Single		3,360	3,094	3,090	(4)	NR	1	-	-
S5	Single		3,564	3,531	3,586	55	NR	1	-	-

(1)

The differences noted consist of unrealized losses recorded at December 31, 2012 and noncredit other-than-temporary impairment losses recorded subsequent to April 1, 2009 that have not been reclassified as credit losses.

(2)

Performing collateral is defined as total collateral minus all collateral that has been called, is currently deferring, or currently in default. This model for this security assumes that all collateral that is currently deferring will default with a zero recovery rate. The underlying issuers can cure, thus this bond could recover at a higher percentage upon default than zero.

(3)

Performing collateral is defined as total collateral minus all collateral that has been called, is currently deferring, or currently in default.  The model for this security assumes that one of the banks that are currently deferring will cure.  If additional underlying issuers cure, this bond could recover at a higher percentage.

(4)

Excess subordination is defined as the additional defaults/deferrals necessary in the next reporting period to deplete the entire credit enhancement (excess interest and over-collateralization) beneath our tranche within each pool to the point that would cause a "break in yield." This amount assumes that all currently performing collateral continues to perform. A break in yield means that our security would not be expected to receive all the contractual cash flows (principal and interest) by maturity. The "percent of current performing collateral" is the ratio of the "excess subordination amount" to current performing collateral—a higher percent means there is more excess subordination to absorb additional defaults/deferrals, and the better our security is protected from loss.

(5)

Other-than-temporary impairment losses of $11,000 were recognized during the year ended December 31, 2012.  Other-than-temporary impairment losses of $115,000 were recognized during the year ended December 31, 2011.

(6)

Other-than-temporary impairment losses of $565,000 were recognized during the year ended December 31, 2012.  Other-than-temporary impairment losses of $240,000 were recognized during the year ended December 31, 2011.

Amortized Cost And Estimated Fair Value Of Debt Securities By Contractual Maturity

(In thousands)	Cost	Estimated Fair Value
Securities Available-for-Sale
Due in one year or less	6,672	6,705
Due after one year through five years	31,265	31,680
Due after five years through ten years	55,632	57,646
Due after ten years	271,641	275,132
	$365,210	$371,163

Securities Held-to-Maturity
Due in one year or less	-	-
Due after one year through five years	-	-
Due after five years through ten years	-	-
Due after ten years	13,454	13,861
	$13,454	$13,861

Gross Gains And Losses Realized

	For the year ended December 31,
(in thousands)	2012	2011	2010

Gross realized gains	1,776	3,763	1,397
Gross realized losses	(246)	(7)	-
Investment security gains (losses)	1,530	3,756	1,397